Trade receivables, contract assets and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade receivables, contract assets and other receivables
Trade receivables	€ 6,849	€ 5,254
Contract assets	639	764
Allowance for expected credit loss	(539)	(503)
Advance payments	664	307
R&D incentive receivable (Australia)	118	111
VAT receivable	617	614
Current tax receivable	497	811
Foreign currency swaps and forwards		4
Other	1,536	362
Total trade receivables, contract assets and other receivables	€ 10,381	€ 7,724